Income Taxes	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Income Taxes

NOTE 9   INCOME TAXES

Accounting Policies, Estimates and Judgments

We operate in a specialized industry and in several tax jurisdictions. As a result, our earnings are subject to various rates of taxation. Taxation on items recognized in the consolidated statements of earnings, other comprehensive income (“OCI”) or contributed surplus is recognized in the same location as those items.

Taxation on earnings (loss) is comprised of current and deferred income tax.

Current income tax is	Deferred income tax is
  the expected tax payable on the taxable earnings for the year, calculated using rates enacted or substantively enacted at the dates of the consolidated balance sheets in the countries where our subsidiaries and equity-accounted investees operate and generate taxable earnings, and inclusive of any adjustment to income tax payable or recoverable in respect of previous years.

  recognized using the liability method,
  based on temporary differences between carrying amounts of assets and liabilities and their respective income tax bases, and determined using tax rates that have been enacted or substantively enacted by the dates of the consolidated balance sheets and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Uncertain income tax positions are accounted for using the standards applicable to current income tax liabilities and assets (i.e., both liabilities and assets are recorded when probable and measured at the amount expected to be paid to (or recovered from) the taxation authorities using our best estimate of the amount).

Deferred income tax is not accounted for

  with respect to investments in subsidiaries and equity-accounted investees where we are able to control the reversal of the temporary difference and that difference is not expected to reverse in the foreseeable future; and
  if arising from initial recognition of an asset or liability in a transaction, other than a business combination, that at the time of the transaction affects neither accounting nor taxable profit or loss.

The realized and unrealized excess tax benefits from share-based compensation arrangements are recognized in contributed surplus as current and deferred tax, respectively.

Deferred income tax assets are reviewed at each balance sheet date and amended to the extent that it is no longer probable that the related tax benefit will be realized.

Income tax assets and liabilities are offset when

Current income taxes	Deferred income taxes
we have a legally enforceable right to offset the recognized amounts [1], and the intention to settle on a net basis or realize the asset and settle the liability simultaneously.
  we have a legally enforceable right to set off current tax assets against current tax liabilities, and they relate to income taxes levied by the same taxation authority on either: 1) the same taxable entity; or 2) different taxable entities intending to settle current tax liabilities and assets on a net basis, or realize assets and settle liabilities simultaneously in each future period. [2]

1  For income taxes levied by the same taxation authority and the authority permits us to make or receive a single net payment or receipt.

2  In which significant amounts of deferred tax liabilities or assets expected are to be settled or recovered.

Estimates and judgments to determine our taxes are impacted by the breadth of our operations, and
  global complexity of tax regulations.

The final taxes paid, and potential adjustments to tax assets and liabilities, are dependent upon many factors including:

  negotiations with taxation authorities in various jurisdictions;
  outcomes of tax litigation; and
  resolution of disputes arising from federal, provincial, state and local tax audits.

Estimates and judgments are used to recognize the amount of deferred tax assets, which includes the probability that future taxable profit will be available to use deductible temporary differences, and could be reduced if projected earnings are not achieved or increased if earnings previously not projected become probable.

Supporting Information

Income Taxes included in Net Earnings (Loss) from Continuing Operations

The provision for income taxes differs from the amount that would have resulted from applying the Canadian statutory income tax rates to earnings (loss) before income taxes as follows:

	2019	2018
Earnings (loss) before income taxes
Canada	765	(1,195)
United States	315	619
Australia	27	96
Trinidad	(28)	98
Other	229	258
	1,308	(124)
Canadian federal and provincial statutory income tax rate (%)	27	27
Income tax at statutory rates	353	(33)
Adjusted for the effect of:
Impact of foreign tax rates	(45)	(58)
Non-taxable income	(19)	(10)
Production-related deductions	(17)	(15)
Foreign accrual property income	18	15
Impact of tax rate changes	16	-
Other	10	8
Income tax expense (recovery) included in net earnings (loss) from continuing operations	316	(93)

Total income tax expense (recovery), included in net earnings (loss) from continuing operations, was comprised of the following:

	2019	2018
Current income tax
Tax expense for current year	161	195
Adjustments in respect of prior years	(22)	(15)
Total current income tax expense	139	180
Deferred income tax
Origination and reversal of temporary differences	152	(283)
Adjustments in respect of prior years	9	12
Impact of tax rate changes	16	-
Other	-	(2)
Total deferred income tax expense (recovery)	177	(273)
Income tax expense (recovery) included in net earnings (loss) from continuing operations	316	(93)

Income Tax Balances

Income tax balances within the consolidated balance sheets as at December 31 were comprised of the following:

Income Tax Assets and Liabilities	Balance Sheet Location	2019	2018
Current income tax assets
Current	Receivables (Note 13)	104	248
Long-term	Other assets (Note 18)	36	36
Deferred income tax assets	Other assets (Note 18)	249	216
Total income tax assets		389	500
Current income tax liabilities
Current	Payables and accrued charges (Note 22)	43	47
Non-current	Other non-current liabilities	44	64
Deferred income tax liabilities	Deferred income tax liabilities	3,145	2,907
Total income tax liabilities		3,232	3,018

Deferred Income Taxes

In respect of each type of temporary difference, unused tax loss and unused tax credit, the amounts of deferred tax assets and liabilities recognized in the consolidated balance sheets as at December 31 and the amount of the deferred tax expense (recovery) recognized in net earnings (loss) from continuing operations were:

			Deferred Income Tax Expense
	Deferred Income Tax (Assets)		(Recovery) Recognized
	Liabilities		in Net Earnings (Loss)
	2019	2018	2019	2018
Deferred income tax assets
Asset retirement obligations and accrued environmental costs	(387)	(412)	25	11
Tax loss and other carryforwards	(270)	(261)	(9)	(198)
Pension and other post-retirement benefit liabilities	(145)	(130)	(13)	44
Long-term debt	(107)	(110)	3	10
Lease liabilities	(227)	-	55	-
Receivables	(51)	(58)	7	(3)
Inventories	(59)	(54)	(5)	(13)
Derivatives	(9)	(17)	5	15
Other assets	(61)	(57)	4	18
Deferred income tax liabilities
Property, plant and equipment	3,647	3,218	147	(132)
Goodwill and other intangible assets	523	546	(58)	(31)
Other liabilities	42	26	16	6
	2,896	2,691	177	(273)

Reconciliation of net deferred income tax liabilities:

	2019	2018
Balance – beginning of year	2,691	2,187
Merger and acquisitions (Note 4)	29	776
Income tax expense (recovery) recognized in net earnings (loss) from continuing operations	177	(273)
Income tax expense (recovery) recognized in net earnings (loss) from discontinued operations	-	(17)
Income tax charge recognized in OCI	2	22
Other	(3)	(4)
Balance – end of year	2,896	2,691

Amounts and expiry dates of unused tax losses and unused tax credits as at December 31, 2019 were:

	Amount	Expiry Date
Unused operating losses	1,027	2020 - Indefinite
Unused capital losses	829	Indefinite
Unused investment tax credits	38	2020 - 2038

The unused tax losses and credits with no expiry dates can be carried forward indefinitely.

As at December 31, 2019, we had $965 of tax losses for which we did not recognize deferred tax assets.

We have determined that it is probable that all recognized deferred tax assets will be realized through a combination of future reversals of temporary differences and taxable income.

The aggregate amount of temporary differences associated with investments in subsidiaries and equity-accounted investees, for which deferred tax liabilities have not been recognized, as at December 31, 2019 was $9,183 (2018 – $8,710).